Supplemental cash flow information - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	¥ 52,537	¥ 66,631
Net cash flows from financing activities	408	(18,334)
Acquisitions through business combinations	0	0
Non-cash items:
Conversion of convertible bonds	0	0
Obtaining assets by entering into lease contracts	0	0
Translation adjustment	1,659	106
Other	1,487	4,134
Total changes	3,554	(14,094)
Balance at ending of year	56,091	52,537
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	969,044	817,919
Net cash flows from financing activities	(163,104)	147,017
Acquisitions through business combinations	8,346	59
Non-cash items:
Conversion of convertible bonds	(14,597)	(78,342)
Obtaining assets by entering into lease contracts	121,937	56,247
Translation adjustment	35,652	15,514
Other	(6,045)	10,630
Total changes	(17,811)	151,125
Balance at ending of year	¥ 951,233	¥ 969,044